Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Shepherd's Finance, LLC
Entity Central Index Key	0001544190
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014